Discontinued Operations Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012	May 28, 2008 Segment, Discontinued Operations Bahama Breeze Restaurants Restaurant	May 27, 2007 Segment, Discontinued Operations Bahama Breeze Restaurants Restaurant
Number of restaurants			9	9
Assets associated with discontinued operations included in land, buildings and equipment	$ 3.1	$ 5.6